Other Receivables, Deposits and Prepayments, Net (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 USD ($)
Deposits and Prepayments, Net [Line Items]
Impairment loss
Impaired deposit balance	4,000,000
Financial assets at amortised cost	57,300	22,650
Non-refundable deposits	41,280,000
Counterparty [Member]
Deposits and Prepayments, Net [Line Items]
Impairment loss	RM 5,704	RM 4,000,000